Income Tax Expense - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current taxes	¥ 23,835	¥ 19,762	¥ 18,998
Deferred taxes (Note 30)	(7,539)	(3,994)	(3,272)
Income tax expense	¥ 16,296	¥ 15,768	¥ 15,726